Shareholder Fees - FidelitySmallCapGrowthK6Fund-PRO	Sep. 29, 2023 USD ($)
FidelitySmallCapGrowthK6Fund-PRO | Fidelity Small Cap Growth K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none